FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2019
FINANCING RECEIVABLES, NET
Schedule of financing receivables, net

	As of December 31,
	2018	2019
	(RMB in thousands)
Short-term:
Installment purchase loans	796,312	748,717
Personal installment loans	4,669,665	3,322,235
Net deferred origination fees	(1,011)	—
Total short-term financing receivables	5,464,966	4,070,952
Allowance for credit losses	(324,332)	(318,262)
Total short-term financing receivables, net	5,140,634	3,752,690
Long-term:
Installment purchase loans	178,246	169,080
Personal installment loans	1,165,894	545,001
Net deferred origination fees	(1,400)	—
Total long-term financing receivables	1,342,740	714,081
Allowance for credit losses	(59,704)	(55,283)
Total long-term financing receivables, net	1,283,036	658,798

Summary of balances in financing receivables

	As of December 31,
	2018	2019
	(RMB in thousands)
Due in months
0 - 12	5,464,966	4,070,952
13 - 24	1,149,155	621,957
25 - 36	193,556	92,075
Thereafter	29	49
Total financing receivables	6,807,706	4,785,033

Schedule of activities in the provision for credit losses of financing receivables

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Beginning balances	(174,826)	(370,196)	(384,036)
Provisions	(611,869)	(884,056)	(708,684)
Charge-offs	444,242	974,483	815,421
Recoveries from prior charge-offs	(27,743)	(104,267)	(96,246)
Ending balances	(370,196)	(384,036)	(373,545)

Schedule of aging analysis of past due financing receivables

					180 Days
	1 - 29 Days	30 - 59 Days	60 - 89 Days	90 - 179 Days	or Greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Installment purchase loans	6,297	3,469	2,574	8,570	—	20,910	953,648	974,558
Personal installment loans	139,633	75,107	64,947	227,041	—	506,728	5,326,420	5,833,148
December 31, 2018	145,930	78,576	67,521	235,611	—	527,638	6,280,068	6,807,706
Installment purchase loans	9,160	5,197	4,217	9,636	—	28,210	889,587	917,797
Personal installment loans	149,574	86,792	74,208	180,822	—	491,396	3,375,840	3,867,236
December 31, 2019	158,734	91,989	78,425	190,458	—	519,606	4,265,427	4,785,033

Summary of net recorded investment of financing receivables, by credit quality indicator

	As of December 31, 2018		As of December 31, 2019
	Installment	Personal	Installment	Personal
	Purchase Loans	Installment Loans	Purchase Loans	Installment Loans
	(RMB in thousand)
Risk level:
A	442,655	1,101,982	383,566	612,958
B	234,151	1,268,530	262,504	760,986
C	178,153	1,269,632	133,526	528,162
D	90,461	1,269,521	84,779	771,854
E	11,167	297,361	32,136	593,564
F	10,134	308,142	20,665	378,408
N and others	7,837	317,980	621	221,304
Total	974,558	5,833,148	917,797	3,867,236